Goodwill and Intangible Assets (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of estimated amortization expense
For the year ended December 31, 2012	$ 15.7
For the year ended December 31, 2013	12.9
For the year ended December 31, 2014	10.2
For the year ended December 31, 2015	8.1
For the year ended December 31, 2016	$ 5.3